Capital Stock - Share-based Compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)				200,000
Stock options granted (in shares)				1,048,916	731,405
Stock option per share value (in usd per share)				$ 8.67	$ 10.18
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)				625,878	343,330
Vesting period				3 years
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Teekay Offshore | Phantom unit awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)				1,424,058	321,318
Teekay Offshore | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)				293,770	56,950
Teekay LNG | Phantom unit awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)				62,283	60,809
Teekay LNG | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)				17,498	17,345
Teekay Tankers | Restricted stock units | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)	762,640	382,437
Teekay Tankers | Non-management directors | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)				168,029	0
Teekay Tankers | Non-management directors | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	504,097	396,412
Teekay Tankers | Officer | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Stock options granted (in shares)	736,327	486,329
Stock option per share value (in usd per share)	$ 1.22		$ 2.23
Maximum contractual term	10 years
Teekay Offshore Teekay Lng And Teekay Tankers | Restricted stock and phantom share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted				$ 5.8	$ 3.5
Vesting period				3 years
Teekay Offshore Teekay Lng And Teekay Tankers | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted				$ 1.3	$ 0.6